Trade accounts payable and others (Tables)	12 Months Ended
Jun. 30, 2020
Trade Accounts Payable and Others [Abstract]
Schedule of trade accounts payable and others

	Note	2020	2019
Trade accounts payable	15.1	55,603	37,710
Taxes payable		12,396	7,443
Dividends payable		28,394	42,060
Advances to customers		10,249	5,707
Other liabilities		4,528	34
Total current		111,170	92,954

Taxes payable		25,770	19,451
		2,232	-
Total noncurrent		28,002	19,451

Schedule of balance of trade accounts payable
	2020	2019
Raw materials and services	55,603	37,710
	55,603	37,710